Feb-17-04 14:43 From- T-689 P.002/002 F-051

Paras Madho
*Manager*
*Securities Operations*

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

04007214

CERTNYS

1-16444

NYSE

February 17, 2004

FEB 17 2004

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
FEB 18 2004
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, MS STRUCTURED ASSET CORP., SATURNS Goldman Sachs Group, Inc. Debenture Backed Series 2004-2 Class A Callable Units and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 17, 2004. Tentative listing date – February 18, 2004.

Sincerely,

Paras Madho